Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Schedule of Company's dividend payments

Year	Aggregate Amount per Share	Total Amount Paid
		(in millions)
2008	$0.030	$37
2009	0.030	36
2010	0.405	449